Commitments and Contingencies (Details) - Schedule of Future Minimum Payments Under Operating Leases	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Payments Under Operating Leases [Abstract]
2024	$ 527,983
2025	214,775
Total undiscounted future cash flows	742,758
Less: imputed interest	(34,614)
Total	$ 708,144